Notes Payable	12 Months Ended
Dec. 31, 2017
Notes Payable [Abstract]
Notes Payable
(11) Notes Payable

The credit line amounting to RMB50,000 (US$7,685) granted by Bank of Weifang was secured by a pledge of plant and land use right. The credit lines was used to purchase raw materials. The term of the credit line granted by Bank of Weifang is from July 2017 to July 2018. As of December 31, 2017, the amount of credit line granted by Bank of Weifang was all used.

As of December 31, 2017, Shandong Fuwei had banker’s acceptances opened with a maturity from three to six months totaling RMB67,900 (US$10,436) for payment in connection with raw materials on a total deposits of RMB26,450 (US$4,065) and RMB30,000 (US$4,611) at SPD Bank and Bank of Weifang, respectively.

Notes payable consisted of the following:

	December 31, 2017		December 31, 2016
Issuing bank	RMB	US$	RMB
SPD Bank	37,900	5,825	70,920
Bank of Weifang	30,000	4,611	29,968

	67,900	10,436	100,888